Share Capital and Preference Shares (Tables)	6 Months Ended
Jun. 30, 2022
Share Capital and Preference Shares
Schedule of dividend distributions

Declaration date	Type of shares	Dividend per share	Payment date	Amount paid
February 23, 2022	Common	$0.15	March 1, 2022	14,308
March 9, 2022	Preference	$0.546875	April 1, 2022	2,516
May 10, 2022	Common	$0.15	May 12, 2022	14,308
May 10, 2022	Preference	$0.546875	July 1, 2022	2,516
Total				33,648